Ordinary Shares - Additional Information (Detail) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
Class of Stock [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	37,150,000
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Number of vote entitled, ordinary share		The holders of Class A ordinary shares shall have one vote in respect of each Class A ordinary share held, the holders of Class B ordinary shares shall have twenty votes in respect of each Class B ordinary share held.
Ordinary shares, shares outstanding	26,059,433	26,059,433	13,609,208
Ordinary Shares - Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	80,000,000	80,000,000	37,150,000
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares outstanding	21,238,825	21,238,825	13,609,208
Ordinary Shares - Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000	0
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares outstanding	4,820,608	4,820,608	0
Wing Hong Sammy Hsieh [Member]
Class of Stock [Line Items]
Conversion of ordinary shares		2,500,580
Jian Tang [Member]
Class of Stock [Line Items]
Conversion of ordinary shares		2,320,028
IPO [Member]
Class of Stock [Line Items]
Issuance of ordinary shares	2,156,250
Conversion of preferred shares to Class A ordinary shares	10,268,077	742,320
2010 Share Option Plan [Member] | Arda Holdings Limited [Member]
Class of Stock [Line Items]
Common stock, allotted	762,561	762,561	788,459	627,811